AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 98.9%
Communication Services - 6.7%
Auto Trader Group PLC (United Kingdom)[1]	2,100	$15,247
Boa Vista Servicos, S.A. (Brazil)*	2,500	6,459
giftee, Inc. (Japan)*,2	200	7,231
HUYA, Inc., ADR (China)*,2	700	16,765
Kakaku.com, Inc. (Japan)	500	13,182
Karnov Group AB (Sweden)	1,000	6,007
Nordic Entertainment Group AB, Class B (Sweden)*	700	29,670
Zynga, Inc., Class A (United States)*	3,700	33,744

Total Communication Services		128,305
Consumer Discretionary - 10.7%
Afya, Ltd., Class A (Brazil)*,2	300	8,172
Brunswick Corp. (United States)	400	23,564
Callaway Golf Co. (United States)[2]	1,100	21,054
CIE Automotive, S.A. (Spain)	500	9,434
Dalata Hotel Group PLC (Ireland)	2,500	7,249
Floor & Decor Holdings, Inc., Class A (United States)*	200	14,960
Hilton Grand Vacations, Inc. (United States)*	600	12,588
momo.com, Inc. (Taiwan)	400	9,737
National Vision Holdings, Inc. (United States)*	800	30,592
Pan Pacific International Holdings Corp. (Japan)	2,100	48,905
Sushiro Global Holdings, Ltd. (Japan)	800	20,348

Total Consumer Discretionary		206,603
Consumer Staples - 3.8%
Kobe Bussan Co., Ltd. (Japan)	500	27,536
Performance Food Group Co. (United States)*	600	20,772
Pola Orbis Holdings, Inc. (Japan)	400	7,542
Sugi Holdings Co., Ltd. (Japan)	150	10,606
Viscofan, S.A. (Spain)	100	6,671

Total Consumer Staples		73,127
Energy - 1.1%
Gaztransport Et Technigaz, S.A. (France)	100	9,536
Koninklijke Vopak, N.V. (Netherlands)	200	11,270

Total Energy		20,806
Financials - 12.7%
Aruhi Corp. (Japan)	300	5,305
doValue S.P.A. (Italy)*,1	700	6,951
Evercore, Inc., Class A (United States)	350	22,911
FinecoBank Banca Fineco S.P.A. (Italy)*	2,400	33,057
RenaissanceRe Holdings, Ltd. (Bermuda)	300	50,922
Signature Bank (United States)	200	16,598
	Shares	Value

St James's Place PLC (United Kingdom)	3,600	$43,310
Steadfast Group, Ltd. (Australia)	9,300	21,621
Topdanmark A/S (Denmark)	600	29,043
Zenkoku Hosho Co., Ltd. (Japan)	400	15,808

Total Financials		245,526
Health Care - 14.1%
Amplifon S.P.A. (Italy)*	600	21,456
As One Corp. (Japan)	100	14,327
Ascom Holding AG (Switzerland)*	300	4,158
Charles River Laboratories International, Inc. (United States)*	250	56,612
Chemed Corp. (United States)	50	24,018
Encompass Health Corp. (United States)	550	35,739
Mani, Inc. (Japan)	500	13,663
MorphoSys AG (Germany)*	200	25,308
Nippon Shinyaku Co., Ltd. (Japan)	400	32,934
Notre Dame Intermedica Participacoes, S.A. (Brazil)	500	5,802
Orpea (France)*	200	22,724
UDG Healthcare PLC (Ireland)	1,600	15,915

Total Health Care		272,656
Industrials - 23.5%
A-Living Services Co., Ltd., Class H (China)[1]	2,300	11,767
The AZEK Co., Inc. (United States)*	600	20,886
Befesa, S.A. (Luxembourg)[1]	300	12,036
BEST, Inc., ADR (China)*	1,700	5,100
Bodycote PLC (United Kingdom)	1,300	9,736
Clean Harbors, Inc. (United States)*	550	30,817
Electrocomponents PLC (United Kingdom)	2,900	26,582
EMCOR Group, Inc. (United States)	200	13,542
en-japan, Inc. (Japan)	550	13,919
Harmonic Drive Systems, Inc. (Japan)	200	12,897
Howden Joinery Group PLC (United Kingdom)	1,300	9,895
Interpump Group S.P.A. (Italy)	300	11,125
Intrum AB (Sweden)	800	19,605
IPH, Ltd. (Australia)	2,800	14,507
ITT, Inc. (United States)	300	17,715
KION Group AG (Germany)	150	12,808
Melrose Industries PLC (United Kingdom)*	9,200	13,642
Polypipe Group PLC (United Kingdom)*	2,300	12,832
Prosegur Cia de Seguridad, S.A. (Spain)	6,200	14,864
Rexnord Corp. (United States)	600	17,904
Stabilus, S.A. (Luxembourg)	300	17,562

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 23.5% (continued)
Teleperformance (France)	150	$46,246
TransUnion (United States)	600	50,478
VAT Group AG (Switzerland)[1]	100	19,076
WillScot Mobile Mini Holdings Corp. (United States)*	1,000	16,680

Total Industrials		452,221
Information Technology - 20.7%
Accton Technology Corp. (Taiwan)	1,400	10,831
Barco, N.V. (Belgium)	700	14,689
Booz Allen Hamilton Holding Corp. (United States)	350	29,043
Chinasoft International, Ltd. (China)	15,300	11,171
Disco Corp. (Japan)	50	12,225
Douzone Bizon Co., Ltd. (South Korea)	100	8,911
Elecom Co., Ltd. (Japan)	300	14,747
Gartner, Inc. (United States)*	200	24,990
Global Dominion Access, S.A. (Spain)[1]	228	930
Inphi Corp. (United States)*	100	11,225
Iriso Electronics Co., Ltd. (Japan)	200	8,132
Jack Henry & Associates, Inc. (United States)	200	32,518
Keywords Studios PLC (Ireland)[2]	800	22,463
Link Administration Holdings, Ltd. (Australia)	4,600	12,422
Littelfuse, Inc. (United States)	150	26,601
MKS Instruments, Inc. (United States)	150	16,385
Monolithic Power Systems, Inc. (United States)	50	13,981
Nemetschek SE (Germany)	100	7,309
Nice, Ltd., Sponsored ADR (Israel)*	150	34,054
SimCorp A/S (Denmark)	100	13,118
Solutions 30 SE (Luxembourg)*,2	600	12,595
Systena Corp. (Japan)	700	12,210
Tri Chemical Laboratories, Inc. (Japan)	100	11,672
	Shares	Value

WEX, Inc. (United States)*	210	$29,184
Yeahka, Ltd. (China)*	1,300	8,112

Total Information Technology		399,518
Materials - 1.7%
RPM International, Inc. (United States)	400	33,136
Real Estate - 2.9%
Katitas Co., Ltd. (Japan)	700	19,892
Kennedy-Wilson Holdings, Inc. (United States)	1,800	26,136
Safestore Holdings PLC, REIT (United Kingdom)	1,000	10,043

Total Real Estate		56,071
Utilities - 1.0%
Rubis SCA (France)	500	20,018

Total Common Stocks (Cost $1,697,919)		1,907,987

Principal Amount
Short-Term Investments - 4.9%
Joint Repurchase Agreements - 2.8%[3]
Citibank N.A., dated 09/30/20, due 10/01/20, 0.060% total to be received $53,279 (collateralized by various U.S. Treasuries, 0.125% - 7.875%, 02/15/21 - 02/15/45, totaling $54,345)	$53,279	53,279

	Shares
Other Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%[4]	41,303	41,303

Total Short-Term Investments (Cost $94,582)		94,582
Total Investments - 103.8% (Cost $1,792,501)		2,002,569
Other Assets, less Liabilities - (3.8)%		(73,940)
Net Assets - 100.0%		$1,928,629

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of these securities amounted to $66,007 or 3.4% of net assets.
[2]	Some of these securities, amounting to $75,534 or 3.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$173,122	$279,099	—	$452,221
Information Technology	241,374	158,144	—	399,518
Health Care	122,171	150,485	—	272,656
Financials	97,382	148,144	—	245,526
Consumer Discretionary	110,930	95,673	—	206,603
Communication Services	86,638	41,667	—	128,305
Consumer Staples	27,443	45,684	—	73,127
Real Estate	26,136	29,935	—	56,071
Materials	33,136	—	—	33,136
Energy	11,270	9,536	—	20,806
Utilities	—	20,018	—	20,018
Short-Term Investments
Joint Repurchase Agreements	—	53,279	—	53,279
Other Investment Companies	41,303	—	—	41,303
Total Investment in Securities	$970,905	$1,031,664	—	$2,002,569

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2020, was as follows:
Country	% of Long-Term Investments
Australia	2.5
Belgium	0.8
Bermuda	2.7
Brazil	1.1
China	2.8
Denmark	2.2
France	5.1
Germany	2.4
Ireland	2.4
Israel	1.8
Italy	3.8
Japan	16.9
Country	% of Long-Term Investments
Luxembourg	2.2
Netherlands	0.6
South Korea	0.5
Spain	1.7
Sweden	2.9
Switzerland	1.2
Taiwan	1.1
United Kingdom	7.4
United States	37.9
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$75,534	$53,279	$23,624	$76,903
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	10/08/20-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.